Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 25	$ 32	$ 519	$ 1,192